Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2022
Significant accounting policies
Summary of estimated useful life of property and equipment
Leasehold improvements, tradeshow equipment, software and books	5 years
Office furniture and computer equipment	3 -5 years
Stockroom and production equipment	5 -7 years

Summary of estimated useful life of intangible assets
Purchased technology	6 -10 years
Customer relationship	3 -10 years
Brand	6 -10 years
Other purchased intangibles	3 - 10 years